Business Combination - Schedule of Fair Value of Assets Acquired and Liabilities Assumed (Details) (10-K) (Parenthetical)	12 Months Ended
Dec. 31, 2020 shares
Business combination number of shares	1,295,000
Unsecured Promissory Note [Member]
Business combination transfer percentage	4.00%
Unsecured Convertible Promissory Note [Member]
Business combination transfer percentage	4.00%